Commitments and Contingencies - Schedule of Financing Lease Liability (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Finance lease obligation
Current	$ 3,550	$ 27,622	$ 80,997
Non-current			27,622
Total finance lease obligation	$ 3,550	$ 27,622	$ 108,619
Weighted average discount rate (per annum)	4.03%	4.03%
Weighted average remaining lease term (years)	3 months 29 days	3 months 29 days